Common Stock (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2014
Common Stock Details Narrative
Common stock warrant shares purchase	$ 9,680,300
Common stock warrant exercise price per shares	$ 2.00
Common stock warrant shares purchase related party	$ 967,981
Common stock warrant per shares related party	$ 1.00
Term of warrants exercise	5 years